Stock-Based Compensation	12 Months Ended
May. 31, 2015
Stock-Based Compensation

NOTE I — STOCK-BASED COMPENSATION

Stock-based compensation represents the cost related to stock-based awards granted to our employees and directors; these awards include restricted stock, restricted stock units and SARs. We grant stock-based incentive awards to our employees and/or our directors under various share-based compensation plans. Plans that are active or provide for stock option grants or share-based payment awards include the 1996 Key Employees Stock Option Plan (the “1996 Plan”), the Amended and Restated 2004 Omnibus Equity and Incentive Plan (the “Omnibus Plan”) and the 2014 Omnibus Equity and Incentive Plan (the “2014 Omnibus Plan”), which includes provisions for grants of restricted stock, restricted stock units, performance stock, performance stock units and SARs. Other plans, which provide for restricted stock grants only, include the 2003 Restricted Stock Plan for Directors (the “2003 Plan”) and the 2007 Restricted Stock Plan (the “2007 Plan”).

We measure stock-based compensation cost at the date of grant, based on the estimated fair value of the award. We recognize the cost as expense on a straight-line basis (net of estimated forfeitures) over the related vesting period.

The following table represents total stock-based compensation expense included in our Consolidated Statements of Income:

Year Ended May 31,	2015	2014	2013
(In thousands)
Selling, general and administrative expense	$31,741	$23,568	$17,145
Income tax (benefit)	(10,027)	(7,776)	(5,627)

Total stock-based compensation cost	$21,714	$15,792	$11,518

Stock Option Plans

Stock options are awards that allow our employees to purchase shares of our common stock at a fixed price. We grant stock options at an exercise price equal to the stock price on the date of the grant. The fair value of SARs granted is estimated as of the date of grant using a Black-Scholes option-pricing model. The Black-Scholes option pricing model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected life of options granted is derived from the input of the option-pricing model and represents the period of time that options granted are expected to be outstanding. Expected volatility rates are based on historical volatility of shares of our common stock.

The following is a summary of our weighted-average assumptions related to grants made during the last three fiscal years:

Year Ended May 31,	2015	2014	2013
Risk-free interest rate	2.3%	2.2%	1.1%
Expected life of option	7.5 yrs	7.5 yrs	7.5 yrs
Expected dividend yield	2.2%	2.7%	3.3%
Expected volatility rate	25.7%	26.1%	28.2%

Compensation cost for awards under the 1996 Plan is recognized on a straight-line basis over the related vesting period. Shares of common stock under option are not eligible for dividend payments until the shares are exercised.

The 2014 Omnibus Plan was approved by our stockholders on October 9, 2014. The 2014 Omnibus Plan provides us with the flexibility to grant a wide variety of stock and stock-based awards, as well as dollar-denominated performance-based awards, and is intended to be the primary stock-based award program for covered employees. This plan replaces the Omnibus Plan, which expired under its own terms on October 7, 2014. A wide variety of stock and stock-based awards, as well as dollar-denominated performance-based awards, may be granted under these plans. SARs are issued at fair value at the date of grant, have up to ten-year terms and have graded-vesting terms over four years. Compensation cost for these awards is recognized on a straight-line basis over the related vesting period. Currently all SARs outstanding are to be settled with stock. As of May 31, 2015, there were 3,529,500 SARs outstanding and no stock options outstanding.

The following table summarizes option and share-based payment activity (including SARs) under these plans during the fiscal year ended May 31, 2015:

	2015
Share-Based Payments	Weighted Average Exercise Price	Number of Shares Under Option
(Shares in thousands)
Balance at June 1	$23.18	3,219
Options granted	44.60	600
Options canceled/expired	—	—
Options exercised	20.50	(289)

Balance at May 31	27.04	3,530

Exercisable at May 31	$21.93	2,111

Stock Option Plans	2015	2014	2013
(In millions, except per share amounts)
Weighted-average grant-date fair value per share	$10.63	$7.38	$4.96
Intrinsic value of options exercised	$3.3	$15.6	$9.8
Tax benefit from options exercised	$2.5	$5.2	$3.5
Fair value of SARS vested	$3.3	$2.0	$1.9

At May 31, 2015, the aggregate intrinsic value and weighted-average remaining contractual life of options outstanding was $81.1 million and 6.0 years respectively, while the aggregate intrinsic value and weighted-average remaining contractual life of options exercisable was $59.3 million and 4.7 years, respectively.

At May 31, 2015, the total unamortized stock-based compensation expense related to SARs that were previously granted was $7.4 million, which is expected to be recognized over 3.25 years. We anticipate that approximately 1.4 million shares at a weighted-average exercise price of $34.65 and a weighted-average remaining contractual term of 8.0 years will ultimately vest under these plans.

Restricted Stock Plans

We also grant stock-based awards, which may be made in the form of restricted stock, restricted stock units, performance stock and performance stock units. These awards are granted to eligible employees or directors, and entitle the holder to shares of our common stock as the award vests. The fair value of the awards is determined and fixed based on the stock price at the date of grant. A description of our restricted stock plans follows.

Under the Omnibus Plan, a total of 12,000,000 shares of our common stock may be subject to awards. Of the 12,000,000 shares of common stock issuable under the Omnibus Plan, up to 6,000,000 shares may be subject to “full-value” awards such as restricted stock, restricted stock unit, performance stock and performance stock unit awards.

Under the 2014 Omnibus Plan, a total of 6,000,000 shares of our common stock may be subject to awards. Of those issuable shares, up to 3,000,000 shares of common stock may be subject to “full-value” awards similar to those issued under the Omnibus Plan.

The following table summarizes the share-based performance-earned restricted stock (“PERS”) activity during the fiscal year ended May 31, 2015:

	Weighted-Average Grant-Date Fair Value	2015
(Shares in thousands)
Balance at June 1	$27.96	1,414
Shares granted	44.28	508
Shares forfeited	27.60	(8)
Shares vested	22.84	(473)

Balance at May 31	$35.40	1,441

The weighted-average grant-date fair value was $44.28, $35.11 and $26.22 for the fiscal years ended May 31, 2015, 2014 and 2013, respectively. The restricted stock cliff vests after three years. Nonvested restricted shares of common stock under the Omnibus Plan are eligible for dividend payments. At May 31, 2015, unamortized deferred compensation expense of $22.6 million remained and is being amortized over the applicable vesting period for each participant.

On October 7, 2010, our Compensation Committee approved contingent awards of PCRS, (the “2011 PCRS”), for certain executives. During October 2010, 680,000 shares were granted at a weighted-average grant-date price of $20.73. Additional grants were made in July 2011, June 2012 and July 2012, totaling 115,000 shares, 10,000 shares and 50,000 shares, respectively, and were granted at a weighted-average grant-date price of $22.16, $25.76 and $25.87, respectively. The awards are contingent upon the level of attainment of performance goals for the three-year and five-year periods from June 1, 2010 ending May 31, 2013, and from June 1, 2010 ending May 31, 2015, respectively. At May 31, 2015, we expect that up to 755,750 shares of stock may ultimately vest in relation to these awards. Compensation cost for these awards is recognized on a straight-line basis over the related performance period, with consideration given to the probability of attaining the performance goals. As of May 31, 2015, there were 795,000 2011 PCRS shares outstanding and no unamortized stock-based compensation expense. At May 31, 2015, approximately 755,750 shares have been earned, but not vested.

The 2003 Plan was approved on October 10, 2003 by our stockholders, and was established primarily for the purpose of recruiting and retaining directors, and to align the interests of directors with the interests of our stockholders. Only directors who are not our employees are eligible to participate. Under the 2003 Plan, up to 500,000 shares of our common stock may be awarded, with awards cliff vesting over a three-year period. The following table summarizes the share-based activity under the 2003 Plan during fiscal 2015:

	Weighted-Average Grant-Date Fair Value	2015
(Shares in thousands)
Balance at June 1	$27.48	98
Shares granted to Directors	43.89	30
Shares vested	20.60	(36)

Balance at May 31	$35.57	92

The weighted-average grant-date fair value was $43.89, $36.63 and $26.63 for the fiscal years ended May 31, 2015, 2014 and 2013, respectively. Unamortized deferred compensation expense relating to restricted stock grants for directors of $1.6 million at May 31, 2015, is being amortized over the applicable remaining vesting period for each director. Nonvested restricted shares of common stock under the 2003 Plan are eligible for dividend payments. As of May 31, 2015, there were 132,750 shares available for future grant.

Under the 2007 Plan, up to 1,000,000 shares may be awarded to certain employees, generally subject to forfeiture. The shares vest upon the latter of attainment of age 55 and the fifth anniversary of the May 31st immediately preceding the date of the grant. In addition, we also grant restricted stock units to certain employees under this plan. The following table sets forth awards and restricted stock units issued under the 2007 Plan for the year ended May 31, 2015:

	Weighted-Average Grant-Date Fair Value	2015
(Shares in thousands)
Balance at June 1	$19.27	857
Shares granted	44.60	67
Shares exercised	22.42	(65)

Balance at May 31	$21.04	859

The weighted-average grant-date fair value was $44.60, $33.80 and $25.87 for the fiscal years ended May 31, 2015, 2014 and 2013, respectively. As of May 31, 2015, 98,413 shares were available for future issuance under the 2007 Plan. At May 31, 2015, unamortized stock-based compensation expense of $5.0 million, $0.1 million and $1.0 million relating to the 2007 Plan, the 1997 Plan and the Restricted Stock Units, respectively, which are being amortized over the applicable vesting period associated with each participant.

The following table summarizes the activity for all nonvested restricted shares during the year ended May 31, 2015:

(Shares in thousands)	Weighted-Average Grant-Date Fair Value	Number of Shares
Balance at June 1	$24.24	3,060
Granted	44.29	605
Vested	22.13	(664)
Forfeited	27.60	(7)

Balance at May 31	$28.75	2,994

The remaining weighted-average contractual term of nonvested restricted shares at May 31, 2015 is the same as the period over which the remaining cost of the awards will be recognized, which is approximately 3.1 years. The fair value of the nonvested restricted share awards have been calculated using the market value of the shares on the date of issuance. For the years ended May 31, 2015, 2014 and 2013, the weighted-average grant-date fair value for restricted share grants was $44.29, $35.02, $26.16 and $21.62, respectively. The total fair value of shares that vested during the years ended May 31, 2015, 2014 and 2013 was $14.7 million, $12.8 million and $3.3 million, respectively. We anticipate that approximately 2.6 million shares at a weighted-average grant-date fair value of $28.75 and a weighted-average remaining contractual term of 3.1 years will ultimately vest, based upon the unique terms and participants of each plan. Approximately 121,733 shares of restricted stock were vested at May 31, 2014, with 172,855 restricted shares vested as of May 31, 2015. The total intrinsic value of restricted shares converted during the years ended May 31, 2015, 2014 and 2013 was $13.9 million, $10.4 million and $1.3 million, respectively.

Total unrecognized compensation cost related to all nonvested awards of restricted shares of common stock was $30.3 million as of May 31, 2015. That cost is expected to be recognized over a weighted-average period of 3.1 years. We did not receive any cash from employees as a result of employee vesting and release of restricted shares for the year ended May 31, 2015.